CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 505,009	$ 638,831	$ 611,023
COST OF REVENUES	476,900	560,046	526,198
GROSS PROFIT	28,109	78,785	84,825
OPERATING COSTS AND EXPENSES
Research and development	33,064	31,093	24,886
Marketing, general and administrative	42,916	44,413	48,239
Acquisition related and reorganization costs		5,789	1,493
Amortization related to a lease agreement early termination	7,464
TOTAL OPERATING COSTS AND EXPENSES	83,444	81,295	74,618
OPERATING PROFIT (LOSS)	(55,335)	(2,510)	10,207
INTEREST EXPENSES, NET	(32,971)	(31,808)	(27,797)
OTHER FINANCING EXPENSE, NET	(27,838)	(27,583)	(12,505)
GAIN FROM ACQUISITION			19,467
OTHER INCOME (EXPENSE), NET	(904)	(1,042)	13,460
PROFIT (LOSS) BEFORE INCOME TAX	(117,048)	(62,943)	2,832
INCOME TAX BENEFIT (EXPENSE)	9,388	(7,326)	(21,362)
LOSS FOR THE PERIOD	$ (107,660)	$ (70,269)	$ (18,530)
BASIC LOSS PER ORDINARY SHARE
Loss per share	$ (2.72)	$ (3.17)	$ (0.90)
Weighted average number of ordinary shares outstanding - in thousands	39,633	22,173	20,649